EMPLOYEE BENEFITS - Defined benefit pension plan - Historical actuarial remeasurements (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (2,388,321)	R$ (2,752,097)	R$ (3,573,044)	R$ (3,841,213)	R$ (5,409,065)
Fair value of plan assets	2,628,213	2,871,304	3,383,887	3,499,475	4,647,361
Surplus (Deficit)	239,892	119,207	(189,157)	(341,738)	(761,704)
Present value of the defined benefit obligations
Historical actuarial remeasurements
Experience adjustments on plan liabilities (Gain)	(22,519)	(119,823)	117,644	(1,058,898)	(457,421)
Plan assets
Historical actuarial remeasurements
Experience adjustments on plan assets (Gain)	R$ (56,421)	R$ 6,340	R$ (214,503)	R$ 791,672	R$ (25,498)